Ordinary Share (Details)			6 Months Ended	12 Months Ended
	Apr. 14, 2025 USD ($) shares	Mar. 07, 2025 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023 AED (د.إ) shares	Dec. 31, 2022 AED (د.إ)	Jun. 30, 2025 AED (د.إ) shares	Mar. 24, 2025 shares	Mar. 06, 2025 shares	Dec. 31, 2024 AED (د.إ) shares	Dec. 31, 2023 $ / shares	Jan. 01, 2023
Ordinary Share (Details) [Line Items]
Ordinary share, shares authorized | shares			200,000,000	200,000,000		200,000,000		200,000,000			200,000,000
Current issued			$ 3,489	$ 3,000		د.إ 11,016		د.إ 12,811			د.إ 11,016
Ordinary share, shares issued | shares			34,888,447	30,000,000		30,000,000		34,888,447			30,000,000
Ordinary share, par value | $ / shares			$ 0.0001	$ 0.0001								$ 0.0001
Worth of capital							د.إ 10,363,887
Price per share | $ / shares			$ 4
Offering expenses | $		$ 1,682,152
Exercise of warrants | $	$ 1,016,250
Number of warrant issued. | shares										1,016,250
Warrant exercisable issued													3.00%
Warrant exercisable outstanding													3.00%
Expire year			5 years
Valued underwriters’ warrants | $			$ 0
Warrants [Member]
Ordinary Share (Details) [Line Items]
Ordinary share, par value | $ / shares			$ 0.01
Exercise of warrants | $			$ 4,000,000
Intrinsic value of the warrants | $			$ 0
Underwriter’s Warrants [Member]
Ordinary Share (Details) [Line Items]
Ordinary share, par value | $ / shares			$ 5
Ordinary shares [member]
Ordinary Share (Details) [Line Items]
Ordinary share, shares issued | shares			3,875,000					3,875,000
Ordinary share, par value | $ / shares			$ 0.0001
Number of shares sold | shares			3,875,000					3,875,000
Offering price per share | $ / shares			$ 4
Generating gross proceeds | $			$ 15,500,000
Warrants purchase | $			$ 232,500
Ordinary shares [member] | Olimp Projects LLC [Member]
Ordinary Share (Details) [Line Items]
Ordinary share, shares issued | shares									131,748
Ordinary shares [member] | Art Alexander Balikin [Member]
Ordinary Share (Details) [Line Items]
Ordinary share, shares issued | shares	881,699